Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current liabilities	$ 790	$ 1,012
Non-current liabilities	1,170	1,118
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	699	934
Charges Related To Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	30	16
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	61	62
Non-current liabilities	$ 1,170	$ 1,118